Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2022
Land Use Rights Abstract
Schedule of land use rights, stated at cost less accumulated amortization
	As of December 31,
	2022	2021
Land use rights - cost	$10,204,968	$-
Less: accumulated amortization	(121,726)	-
Land use rights, net	$10,083,242	$-

Schedule of amortization expense
2023	$221,617
2024	221,617
2025	221,617
2026	221,617
2027 and thereafter	9,196,774
Total	$10,083,242